TAXES (Details 2)		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Japanese statutory tax rate		30.60%	30.60%	34.60%	34.60%
Japanese statutory tax rate, amount		$ 1,184,995	¥ 185,807,208
Changes in valuation allowance		0.10%	0.10%	(5.00%)	(1.60%)
Changes in valuation allowance, amount		$ 3,380	¥ 529,929
Tax rate disparity between parent and subsidiaries				(0.20%)	(0.30%)
Tax rate disparity between parent and subsidiaries, amount		$ 1,230	¥ 192,816
Share based compensation					0.60%
Share based compensation, amount
Tax per capita		1.00%	1.00%	1.20%	1.50%
Tax per capita, amount		$ 38,433	¥ 6,026,353
Non-deductible expenses		1.50%	1.50%	1.30%	5.00%
Non-deductible expenses, amount		$ 56,465	¥ 8,853,669
Deferred IPO costs*	[1]	(3.40%)	(3.40%)	(8.60%)	(0.50%)
Deferred IPO costs*, amount	[1]	$ (129,681)	¥ (20,333,958)
Other		2.10%	2.10%	1.10%	0.90%
Other		(2.10%)	(2.10%)	(1.10%)	(0.90%)
Other, amount		$ (81,117)	¥ (12,719,149)
Effective tax rate		27.70%	27.70%	22.20%	40.20%
Effective tax rate, amount		$ 1,073,705	¥ 168,356,868

[1]	The Company’s significant rate reconciliation items are primarily driven by “Deferred IPO costs” during the fiscal year ended December 31, 2024 and 2025. In accordance with ASC 740-10-50-10, the Company has evaluated the significancy and has chosen to disclose this line item separately in the table above to enhance transparency and provide a clearer understanding of the components.